5. GROUP STRUCTURE (Details 10) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Group Structure
Interests in associates and joint ventures, beginning	$ 403	$ 315	$ 255
Reclassifications	(16)	0	12
Dividends	(75)	(19)	0
Decreases	0	(10)	0
Increases	108	0	0
Share of profit	101	118	48
Other comprehensive loss	0	(1)	0
Exchange differences on translation	(14)	0	0
Interests in associates and joint ventures, ending	$ 507	$ 403	$ 315